RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($)		Apr. 30, 2024	Jul. 31, 2023
Related Party Transaction [Line Items]
Due to related parties		$ 30,354	$ 276,077
Zhigang Pei [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	0	220,909
RQS Capital [Member]
Related Party Transaction [Line Items]
Due to related parties		2,271	2,132
Ying Deng [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	$ 28,083	$ 53,036

[1]	$220,909 of this liability was converted to 220,909 shares of common stock on January 19, 2024.
[2]	$24,953 of this liability was forgiven in November 2023.